Provisions - Restructuring Narrative (Details) € in Millions			12 Months Ended
	Dec. 28, 2023 worker model	Dec. 28, 2023 yr worker	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of other provisions [line items]
Number of workers | worker	3,420	3,420
Minimum age of employees (in years)	56	56
Minimum seniority of employees (in years) | yr		15
Restructuring provision			€ 1,538	€ 179
Expense of restructuring activities			1,320
Telefónica Spain
Disclosure of other provisions [line items]
Current restructuring provision			107
Expense of restructuring activities			€ 1,299
Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Discount rate			3.00%
Average duration of plans			4 years 18 days